Intangible Assets - Summary of Intangible Assets and Goodwill (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	₺ 11,308,062	₺ 10,050,172
Additions net of amortization	939,406	902,895
Disposals	(12,899)	(3,738)
Transfers	4,841	13,097
Impairment expenses/(reversals)	(18,460)	(2,540)
Disposal of subsidiaries	(51)
Acquisition through business combinations	78,828
Effects of movements in exchange rates	68,057	348,176
Balance at end of year	12,367,784	11,308,062
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	22,883,303	19,622,225
Additions	3,375,915	2,821,111
Disposals	(102,660)	(101,544)
Transfers	4,841	12,927
Impairment expenses/(reversals)		(585)
Disposal of subsidiaries	(22,590)
Acquisition through business combinations	78,828
Effects of movements in exchange rates	96,160	529,169
Balance at end of year	26,313,797	22,883,303
Cost [member] | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	9,132,617	8,722,998
Additions	695	8,871
Disposals	(32,445)	(17,035)
Transfers	10,110	29,161
Effects of movements in exchange rates	77,756	388,622
Balance at end of year	9,188,733	9,132,617
Cost [member] | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	10,133,924	8,539,038
Additions	1,621,210	1,441,780
Disposals	(31,808)	(44,952)
Transfers	107,819	89,729
Disposal of subsidiaries	(10,164)
Effects of movements in exchange rates	14,846	108,329
Balance at end of year	11,835,827	10,133,924
Cost [member] | Transmission lines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	74,379	73,139
Additions	14,120	1,240
Balance at end of year	88,499	74,379
Cost [member] | Central betting system operating right [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	12,426	11,981
Additions		445
Disposal of subsidiaries	(12,426)
Balance at end of year		12,426
Cost [member] | Indefeasible right of usage [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	117,618	117,618
Additions	9,709
Transfers	32,668
Balance at end of year	159,995	117,618
Cost [member] | Brand name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	7,740	7,040
Additions	1,518	700
Effects of movements in exchange rates	225
Balance at end of year	9,483	7,740
Cost [member] | Customer base [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	15,512	15,512
Balance at end of year	15,512	15,512
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	32,834	32,834
Acquisition through business combinations	7,176
Balance at end of year	40,010	32,834
Cost [member] | Subscriber acquisition costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	3,248,859	2,034,053
Additions	1,573,606	1,232,539
Disposals	(37,307)	(39,496)
Effects of movements in exchange rates	2,695	21,763
Balance at end of year	4,787,853	3,248,859
Cost [member] | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	93,942	50,005
Additions	20,968	50,334
Disposals	(388)	(61)
Transfers	39	(8,972)
Acquisition through business combinations	71,652
Effects of movements in exchange rates	530	2,636
Balance at end of year	186,743	93,942
Cost [member] | Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	13,452	18,007
Additions	134,089	85,202
Disposals	(712)
Transfers	(145,795)	(96,991)
Impairment expenses/(reversals)		(585)
Effects of movements in exchange rates	108	7,819
Balance at end of year	1,142	13,452
Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(11,575,241)	(9,572,053)
Additions - amortization	(2,436,509)	(1,918,216)
Disposals	89,761	97,806
Transfers		170
Impairment expenses/(reversals)	(18,460)	(1,955)
Disposal of subsidiaries	22,539
Effects of movements in exchange rates	(28,103)	(180,993)
Balance at end of year	(13,946,013)	(11,575,241)
Accumulated depreciation, amortization and impairment [member] | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(3,632,968)	(2,948,235)
Additions - amortization	(636,749)	(611,197)
Disposals	28,052	17,035
Transfers	7,700
Impairment expenses/(reversals)		(17)
Effects of movements in exchange rates	(19,238)	(90,554)
Balance at end of year	(4,253,203)	(3,632,968)
Accumulated depreciation, amortization and impairment [member] | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(6,290,133)	(5,481,895)
Additions - amortization	(1,023,203)	(768,238)
Disposals	24,295	41,214
Transfers		(7,770)
Impairment expenses/(reversals)	(18,460)	(1,902)
Disposal of subsidiaries	10,164
Effects of movements in exchange rates	(6,857)	(71,542)
Balance at end of year	(7,304,194)	(6,290,133)
Accumulated depreciation, amortization and impairment [member] | Transmission lines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(71,602)	(67,017)
Additions - amortization	(7,471)	(4,585)
Balance at end of year	(79,073)	(71,602)
Accumulated depreciation, amortization and impairment [member] | Central betting system operating right [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(12,375)	(12,074)
Additions - amortization		(301)
Disposal of subsidiaries	12,375
Balance at end of year		(12,375)
Accumulated depreciation, amortization and impairment [member] | Indefeasible right of usage [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(40,420)	(31,855)
Additions - amortization	(8,854)	(8,565)
Transfers	(7,700)
Balance at end of year	(56,974)	(40,420)
Accumulated depreciation, amortization and impairment [member] | Brand name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(7,040)	(7,040)
Balance at end of year	(7,040)	(7,040)
Accumulated depreciation, amortization and impairment [member] | Customer base [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(12,648)	(12,211)
Additions - amortization	(437)	(437)
Balance at end of year	(13,085)	(12,648)
Accumulated depreciation, amortization and impairment [member] | Subscriber acquisition costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(1,447,606)	(974,200)
Additions - amortization	(721,637)	(495,861)
Disposals	37,307	39,496
Effects of movements in exchange rates	(1,819)	(17,041)
Balance at end of year	(2,133,755)	(1,447,606)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(60,449)	(37,526)
Additions - amortization	(38,158)	(29,032)
Disposals	107	61
Transfers		7,940
Impairment expenses/(reversals)		(36)
Effects of movements in exchange rates	(189)	(1,856)
Balance at end of year	₺ (98,689)	₺ (60,449)